INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
INVENTORY
Raw materials	$ 2,844	$ 2,389
Work in progress	2,089	614
Finished goods	14,384	16,986
Total production inventory	19,317	19,989
Inventory held for customer service/warranty	2,098	2,713
Total inventory	21,415	22,702
Total Cost of Sales	32,102	72,324
Product costs included in cost of sales	22,982	56,296
Warehousing, freight, warranty, overhead and other direct costs of sales	9,120	16,028
Impairment loss on inventory	953	4,416
Impairment loss for inventory held by contract manufacturers	648	1,497
Overhead and labor allocations included in Cost of Sales	753	1,746
Overhead and labor allocations included in Inventory	454	551
Inventory held by primary contract manufacturer	$ 12,939	$ 16,848